Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Property, plant and equipment

15. Property, plant and equipment

FULLY OWNED	Land, buildings & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1, 2024	€90,705	€39,678	€9,353	€6,770	€146,507
Additions	7,292	9,595	118	298	17,303
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Reclassifications	4,687	470	466	(5,623)	—
Reclassifications to assets in disposal group classified as held for sale	(10,200)			(915)	(11,115)
Translation differences	84	204	(15)		273
On December 31, 2024	€86,014	€49,284	€7,462	€530	€143,291
Additions	1,622	10,788	18	—	12,428
Sales and disposals	(758)	(29,284)	(1,495)	—	(31,537)
Reclassifications	(1,283)	1,813	—	(530)	—
Translation differences	(606)	(667)	(1)	—	(1,274)
On December 31, 2025	€84,989	€31,934	€5,984	€—	€122,908

Depreciations and impairment
On January 1, 2024	€11,218	€19,178	€4,891	€—	€35,287
Depreciation	5,284	4,787	1,005		11,076
Impairment	1,068	17	158		1,243
Sales and disposals	(6,554)	(663)	(2,460)		(9,677)
Translation differences	(68)	39	(8)		(37)
On December 31, 2024	€10,948	€23,358	€3,586	€—	€37,892
Depreciation	4,021	5,562	768		10,351
Impairment	4,155	27,900	661		32,716
Sales and disposals	(758)	(27,205)	(1,485)		(29,448)
Translation differences	(203)	(345)	(1)		(549)
On December 31, 2025	€18,163	€29,270	€3,529	€—	€50,962

Carrying amount
On December 31, 2024	€75,066	€25,926	€3,876	€530	€105,399
On December 31, 2025	€66,826	€2,664	€2,455	€—	€71,946

As a result of the announced wind-down of our cell therapy activities and the planned closure of sites, we recorded in 2025 an impairment on lab equipment of €19.4 million, on leasehold improvements of €3.6 million and on other assets of €0.1 million. We additionally recorded an impairment of €9.6 million on the assets related to the small molecules business.

As we signed a share purchase agreement for the construction project in Mechelen (Belgium) in December 2024, we reclassified the land and other tangible assets of Galapagos Real Estate Belgium BV to assets in disposal group classified as held for sale at December 31, 2024.

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2024	€23,174	€251	€7,652	€31,078
Additions	4,287	1,657	2,879	8,823
Sales and disposals	(2,989)	(250)	(4,114)	(7,353)
Translation differences	113			113
On December 31, 2024	€24,585	€1,658	€6,417	€32,661
Additions	2,181		526	2,707
Sales and disposals	(12,023)	(459)	(4,962)	(17,444)
Translation differences	(549)			(549)
On December 31, 2025	€14,194	€1,199	€1,981	€17,375

Depreciations and impairment

On January 1, 2024	€11,279	€223	€4,473	€15,976
Depreciation	2,848	118	1,592	4,558
Sales and disposals	(1,920)	(250)	(3,200)	(5,370)
Translation differences	(3)			(3)
On December 31, 2024	€12,204	€91	€2,865	€15,161
Depreciation	2,185	381	1,351	3,917
Impairment	3,655			3,655
Sales and disposals	(10,811)	(145)	(2,890)	(13,846)
Translation differences	(229)			(229)
On December 31, 2025	€7,004	€327	€1,326	€8,658

Carrying amount

On December 31, 2024	€12,381	€1,567	€3,552	€17,499
On December 31, 2025	€7,190	€872	€655	€8,717

		December 31,
		2025	2024

		(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned		€71,946	€105,399
Right-of-use		8,717	17,499
Total property, plant and equipment		€80,663	€122,898

We recorded in 2025 an impairment on the right of use assets related to the leased buildings in Princeton and Pittsburgh (U.S.), as these sites will be closed as a result of the wind-down. The sales and disposals of 2025 and 2024 mainly relate to the disposal of leased cars.

We refer to note 26 “Lease liabilities” for a detail of the lease liabilities related to these right-of-use assets.

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment.